Provision for Legal Claims (Details) - Schedule of Probable Likelihood of Loss - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Probable Likelihood of Loss [Line Items]
Beginning balance	R$ 1,292	R$ 1,117
Additions	1,207	2,404
Monetary restatement	(170)	108
Reversal	(1,474)	(332)
Payments	(156)	(2,005)
Ending balance	699	1,292
Labor [Member]
Schedule of Probable Likelihood of Loss [Line Items]
Beginning balance	119	319
Additions	1,190	635
Monetary restatement	(296)	4
Reversal	(195)	(332)
Payments	(148)	(507)
Ending balance	670	119
Civil [Member]
Schedule of Probable Likelihood of Loss [Line Items]
Beginning balance
Additions	7	46
Monetary restatement
Reversal
Payments	(7)	(46)
Ending balance
Tax [Member]
Schedule of Probable Likelihood of Loss [Line Items]
Beginning balance	687	344
Additions	1	1,723
Monetary restatement	18	72
Reversal	(705)
Payments	(1)	(1,452)
Ending balance		687
Environ. [Member]
Schedule of Probable Likelihood of Loss [Line Items]
Beginning balance	486	454
Additions	9
Monetary restatement	108	32
Reversal	(574)
Payments
Ending balance	R$ 29	R$ 486